Subsequent Events (Details) ¥ in Millions	Jul. 21, 2026 shares	Jul. 20, 2026 USD ($) shares	Jun. 29, 2026 USD ($) shares	Jun. 09, 2026 shares	Jun. 29, 2026 CNY (¥)	Jun. 08, 2026 USD ($)	Jun. 08, 2026 CNY (¥)	May 29, 2026 USD ($)	May 29, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 30, 2026	Sep. 30, 2025 USD ($)	Aug. 12, 2025
Subsequent Events [Line Items]
Borrowings | $										$ 17,979,816		$ 18,837,468
Forecast [Member]
Subsequent Events [Line Items]
Borrowings | $			$ 666,080
Loan Agreement [Member]
Subsequent Events [Line Items]
Fixed interest rate													2.80%
Changzhou Zhongjin [Member] | Forecast [Member]
Subsequent Events [Line Items]
Borrowings | ¥					¥ 4.6
Changzhou Zhongjin [Member] | Loan Agreement [Member] | Bank of Nanjing [Member]
Subsequent Events [Line Items]
Fixed interest rate											3.00%
Changzhou Zhongjin [Member] | Loan Agreement [Member] | Forecast [Member] | Bank of Nanjing [Member]
Subsequent Events [Line Items]
Borrowings						$ 724,000	¥ 5.0
Changzhou Zhongjin [Member] | Subsequent Event [Member] | Loan Agreement [Member] | Industrial and Commercial Bank of China [Member]
Subsequent Events [Line Items]
Borrowings								$ 724,000	¥ 5.0
Fixed interest rate								2.80%	2.80%
Goldeenridge Ventures Ltd. [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate share percentage				10.00%
Commercial Bank of China [Member] | Industrial and Commercial Bank of China [Member] | Forecast [Member]
Subsequent Events [Line Items]
Fixed interest rate			2.32%		2.32%
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Currently expects to issue			64,186,456
Determined dividing issue value (in Dollars) | $			$ 105,329,974
Trading days			90 days
Authorized additional share		14,955,000,000
Class A Ordinary Shares [Member] | Goldeenridge Ventures Ltd. [Member] | Forecast [Member]
Subsequent Events [Line Items]
Currently expects to issue	64,186,456			6,418,646
Shares acquisition	6,418,646
Class A Ordinary Shares [Member] | Beijing Tongsheng Technology Co., Ltd. [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares acquisition		64,186,456
Class A Ordinary Shares [Member] | Minimum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars) | $		$ 50,000
Class A Ordinary Shares [Member] | Maximum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars) | $		$ 15,005,000
Class B Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Repurchase shares		3,769,057
Class B Ordinary Shares [Member] | Jolly Harmony [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares held		3,769,057
Class B Ordinary Shares [Member] | Minimum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Voting rights		30
Class B Ordinary Shares [Member] | Maximum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Voting rights		800